UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                       811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019

 (Address of principal executive offices) (Zip code)

Kevin LeBlanc, President, TD Asset Management USA Funds Inc., 31 West 52nd Street, NY, NY 10019

 (Name and address of agent for service)

Registrant’s telephone number, including area code:__212-827-7061

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 25.7%
BANKS — 11.0%
Australia & New Zealand Banking Group
0.31%, 2/29/12 (A)	$20,000,000	$19,995,178
0.63%, 9/6/12 (A)	25,000,000	24,904,625

Bank of Montreal
0.10%, 2/22/12	20,000,000	19,998,833
0.11%, 3/2/12	25,000,000	24,997,708

Caisse Centrale Desjardins du Quebec
0.24%, 2/2/12 (A)	25,000,000	24,999,834
0.12%, 2/14/12 (A)	25,000,000	24,998,917
0.18%, 3/1/12 (A)	25,000,000	24,996,375
0.20%, 4/10/12 (A)	24,000,000	23,990,800

Commonwealth Bank of Australia
0.46%, 2/6/12 (A)	25,000,000	25,000,000
0.22%, 4/10/12	16,000,000	15,993,253
0.49%, 5/7/12 (A)	25,000,000	24,967,333

Old Line Funding LLC
0.25%, 5/21/12	26,000,000	25,980,139
0.24%, 5/22/12 (A)	15,000,000	14,988,900
		295,811,895
FINANCIALS — 0.8%
JPMorgan Chase & Co.
0.18%, 4/26/12	20,000,000	19,991,500

INDUSTRIAL & OTHER COMMERCIAL PAPER — 13.9%
General Electric Capital Corp.
0.12%, 4/24/12	40,000,000	39,988,933
0.34%, 5/1/12	20,000,000	19,983,000
0.39%, 5/9/12	20,000,000	19,978,767

Johnson & Johnson
0.07%, 2/17/12 (A)	25,000,000	24,999,222
0.08%, 3/19/12	25,000,000	24,997,389
0.06%, 3/28/12 (A)	20,000,000	19,998,133
0.04%, 4/4/12 (A)	30,000,000	29,997,900

Leland Stanford Junior University
0.18%, 2/24/12	18,000,000	17,997,930

Procter & Gamble Co.
0.10%, 3/15/12 (A)	24,000,000	23,997,133
0.12%, 4/12/12 (A)	24,000,000	23,994,320
0.07%, 5/2/12 (A)	23,500,000	23,495,842

Province of Quebec Canada
0.06%, 3/6/12 (A)	9,000,000	8,999,490

University of California
0.13%, 2/15/12	49,000,000	48,997,523
0.14%, 3/16/12	31,000,000	30,994,696

Yale University
0.13%, 2/16/12	16,000,000	15,999,133
		374,419,411
TOTAL COMMERCIAL PAPER		690,222,806

MUNICIPAL OBLIGATIONS — 25.1%
Baton Rouge, Exxon Project, AMT, RB
0.05%, 2/1/12 (B)	9,000,000	9,000,000
California State, Educational Facilities Authority, California Institute of Technology, Ser B, RB
0.04%, 2/2/12 (B)	3,500,000	3,500,000
California State, Educational Facilities Authority, Stanford University, Ser L, RB
0.04%, 2/1/12 (B)	2,955,000	2,955,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.04%, 2/1/12 (B)	4,800,000	4,800,000
California State, Housing Finance Agency, Home Mortgage Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.06%, 2/1/12 (B) (C)	2,200,000	2,200,000
California State, Housing Finance Agency, Multi-Family Housing Project, Ser F, RB, (LOC: Fannie Mae)
0.05%, 2/1/12 (B) (C)	3,600,000	3,600,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.06%, 2/1/12 (B)	5,000,000	5,000,000
California State, Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A, RB
0.05%, 2/1/12 (B)	3,400,000	3,400,000
California State, Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A2, RB
0.05%, 2/1/12 (B)	4,000,000	4,000,000
California State, Municipal Finance Authority, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/2/12 (B)	100,000	100,000
California State, Pollution Control Financing Authority, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/1/12 (B)	36,600,000	36,600,000
California State, Pollution Control Financing Authority, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/1/12 (B)	7,800,000	7,800,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Pollution Control Financing Authority, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/1/12 (B)	$5,600,000	$5,600,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 2/1/12 (B)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.08%, 2/2/12 (B) (C)	3,030,000	3,030,000
Chicago, Ser D-2-REMK, GO, (LOC: Northern Trust Company)
0.04%, 2/1/12 (B)	14,000,000	14,000,000
Coconino County, Pollution Control Finance Authority, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 2/1/12 (B)	3,000,000	3,000,000
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser V-1, RB
0.03%, 2/1/12 (B)	36,530,000	36,530,000
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser Y-3, RB
0.03%, 2/1/12 (B)	10,950,000	10,950,000
Corporate Finance Managers Inc., Ser B, (LOC: Wells Fargo Bank, N.A.)
0.22%, 2/2/12 (B)	48,785,000	48,785,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.06%, 2/2/12 (B)	57,605,000	57,605,000
Emery County, Pollution Control Finance Authority, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 2/1/12 (B)	3,500,000	3,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.08%, 2/2/12 (B)	3,350,000	3,350,000
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.05%, 2/1/12 (B)	16,950,000	16,950,000
Harris County, Industrial Development Corp., Exxon Mobil Project, AMT, RB
0.05%, 2/1/12 (B)	15,300,000	15,300,000
Hendersonville, Industrial Development Board, Windsor Park Project, RB, Fannie Mae
0.16%, 2/1/12 (B)	4,200,000	4,200,000
Idaho State, TAN
2.00%, 6/29/12	10,000,000	10,070,611

Illinois State, Developmental Finance Authority, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.44%, 2/3/12 (B)	8,200,000	8,200,000
Johns Hopkins University, TECP
0.13%, 4/3/12	3,000,000	3,000,000
Kern Water Bank Authority, Ser 2003B, RB, (LOC: Wells Fargo Bank, N.A.)
0.22%, 2/2/12 (B)	2,178,000	2,178,000
Lauren Co. LLC, Ser 2003, (LOC: Wells Fargo Bank, N.A.)
0.27%, 2/2/12 (A) (B)	505,000	505,000
Lincoln County, Pollution Control Finance Authority, Exxon Project, Ser A, AMT, RB
0.04%, 2/1/12 (B)	6,000,000	6,000,000
Lincoln County, Pollution Control Finance Authority, Exxon Project, Ser B, AMT, RB
0.04%, 2/1/12 (B)	8,700,000	8,700,000
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser C4, RB, (LOC: U.S. Bank N.A.)
0.03%, 2/2/12 (B)	3,000,000	3,000,000
Los Angeles County, TECP
0.16%, 2/6/12	11,020,000	11,020,000
Lower Neches Valley Authority, Industrial Development Corp., Exxon-Mobil Project, Ser B, AMT, RB
0.07%, 2/16/12 (B)	23,000,000	23,000,000
Lower Neches Valley Authority, Industrial Development Corp., Sub-Ser B-2, AMT, RB, (LOC: Exxon)
0.05%, 2/16/12 (B)	15,000,000	15,000,000
Massachusetts State, Ser A, TRAN
2.00%, 4/26/12	23,000,000	23,099,630
Michigan State, Housing Development Authority, Ser B, AMT, RB, (LOC: Fannie Mae)
0.09%, 2/1/12 (B) (C)	1,800,000	1,800,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.16%, 2/2/12 (B)	17,000,000	17,000,000
Missouri State, Health & Educational Facilities Authority, Health Care Project, Ser E, RB, (LOC: PNC Bank N.A.)
0.04%, 2/1/12 (B)	10,300,000	10,300,000
Missouri State, Health & Educational Facilities Authority, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.06%, 2/2/12 (B)	3,000,000	3,000,000
New York City, Housing Development Corp., Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 2/1/12 (B) (C)	7,300,000	7,300,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 2/1/12 (B)	$2,600,000	$2,600,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser AA-1, RB, (LIQ: State Street Bank & Trust Co./Calsters)
0.04%, 2/1/12 (B)	25,005,000	25,005,000
New York City, Municipal Water Finance Authority, RB
0.04%, 2/1/12 (B)	15,760,000	15,760,000
New York City, Sub-Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.03%, 2/1/12 (B)	28,350,000	28,350,000
New York State, Housing Finance Agency, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.06%, 2/1/12 (B) (C)	2,800,000	2,800,000
New York State, Housing Finance Agency, Dekalb Ace Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/1/12 (B)	2,620,000	2,620,000
Oregon State, TAN
2.00%, 6/29/12	18,000,000	18,129,166
PCP Investors LLC, Ser 2003, (LOC: Wells Fargo Bank, N.A.)
0.22%, 2/2/12 (B)	1,300,000	1,300,000
Regent of the University of California
0.12%, 3/8/12	13,000,000	13,000,000
Rhode Island State, Student Loan Authority, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.15%, 2/1/12 (B)	15,000,000	15,000,000
South Placer, Wastewater Authority, Ser B, RB, (LOC: U.S. Bank N.A.)
0.04%, 2/2/12 (B)	3,360,000	3,360,000
St. Joseph, Industrial Development Authority, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.06%, 2/1/12 (B)	3,600,000	3,600,000
Texas State, Veterans Housing Project, GO, (LIQ: JPMorgan Chase Bank, N.A.)
0.11%, 2/1/12 (B)	11,200,000	11,200,000
University of California, Ser Y-1, RB
0.38%, 2/1/12 (B)	4,700,000	4,700,000
University of California, Ser Z-1, RB
0.12%, 2/2/12 (B)	10,000,000	10,000,000
University of Michigan, TECP
0.11%, 2/7/12	6,000,000	6,000,000
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: Bank of New York/Mellon)
0.09%, 2/2/12 (B)	11,965,000	11,965,000

Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.05%, 2/1/12 (B)	20,000,000	20,000,000
Wayne County, Airport Authority, Detroit Metropolitan Wayne Airport Project, Ser E2, AMT, RB, (LOC: PNC Bank N.A.)
0.09%, 2/1/12 (B)	16,000,000	16,000,000
Westgate Investment Fund, Ser 2005, (LOC: Wells Fargo Bank, N.A.)
0.22%, 2/1/12 (B)	1,500,000	1,500,000
TOTAL MUNICIPAL OBLIGATIONS		674,317,407

CERTIFICATES OF DEPOSIT — 21.4%
Australia & New Zealand Banking Group
0.32%, 5/14/12	15,000,000	15,000,000
Bank of Montreal, IL
0.39%, 5/14/12	24,000,000	24,000,000
0.47%, 8/14/12	25,000,000	25,001,350
Bank of Nova Scotia
0.50%, 2/1/12	14,600,000	14,600,123
0.24%, 2/1/12	48,000,000	48,000,000
0.91%, 3/17/12	50,000,000	50,000,000
Canadian Imperial Bank of Commerce
0.18%, 2/1/12	48,500,000	48,500,000
0.34%, 2/28/12	35,000,000	35,000,000
National Australia Bank
0.38%, 3/5/12	25,000,000	25,000,000
0.70%, 3/6/12	15,000,000	15,000,000
0.73%, 4/10/12	13,500,000	13,500,000
0.42%, 4/17/12	24,000,000	24,006,066
National Bank of Canada, NY
0.37%, 2/1/12	50,000,000	50,000,000
0.27%, 2/1/12	34,000,000	34,000,000
0.40%, 2/20/12	23,000,000	23,001,096
Royal Bank of Canada, NY
0.49%, 2/1/12	9,000,000	9,000,000
0.32%, 2/29/12	24,000,000	24,000,000
0.59%, 4/11/12	25,000,000	25,002,019
Westpac Banking Corp., NY
0.60%, 4/13/12	49,000,000	49,000,000
0.42%, 6/29/12	25,000,000	25,014,393
TOTAL CERTIFICATES OF DEPOSIT		576,625,047

CORPORATE OBLIGATIONS — 9.4%

BANKS — 6.2%
Australia & New Zealand Banking Group Ltd.
2.40%, 1/11/13 (A)	10,000,000	10,143,671
Bank of New York Mellon Corp. MTN
4.95%, 11/1/12	32,182,000	33,226,375
Commonwealth Bank of Australia MTN
0.59%, 2/1/12 (A) (D)	23,000,000	23,018,991
0.71%, 2/6/12 (A) (D)	2,900,000	2,900,000
National Australia Bank MTN
2.35%, 11/16/12 (A)	23,000,000	23,258,752

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. Bank
0.78%, 4/26/12 (D)	$22,650,000	$22,691,467
Wachovia Corp.
0.68%, 3/1/12 (D)	18,200,000	18,202,493
0.69%, 4/23/12 (D)	13,000,000	13,004,105
Westpac Banking Corp.
1.11%, 4/23/12 (A) (D)	3,000,000	3,010,377
2.25%, 11/19/12	17,000,000	17,186,863
		166,643,094
DOMESTIC/FOREIGN BANK SUPPORTED — 1.4%
Academy of the New Church, (LOC: Wells Fargo Bank, N.A.)
0.22%, 2/2/12 (D)	23,415,000	23,415,000
Net Magan Two LLC, (LOC: Wells Fargo Bank, N.A.)
0.20%, 2/2/12 (D)	15,200,000	15,200,000
		38,615,000
FINANCIALS — 1.8%
Toyota Motor Credit Corp. MTN
0.50%, 2/23/12 (D)	48,000,000	48,000,000

TOTAL CORPORATE OBLIGATIONS		253,258,094

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
FEDERAL FARM CREDIT BANK — 2.3%
0.25%, 4/2/12	25,000,000	24,998,953
0.27%, 4/25/12	36,350,000	36,350,485
		61,349,438
FREDDIE MAC — 3.2%
0.44%, 2/8/12 (C) (D)	87,000,000	86,999,336

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		148,348,774

REGIONAL GOVERNMENT OBLIGATIONS — 3.9%
Export Development Canada
1.75%, 9/24/12	8,270,000	8,349,575
Export Development Canada MTN
0.65%, 3/7/12 (A) (D)	25,000,000	25,036,907
2.38%, 3/19/12	20,000,000	20,059,362
Financement-Quebec
5.00%, 10/25/12	29,000,000	29,947,480
Province of Ontario Canada
4.95%, 6/1/12	22,215,000	22,560,907

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		105,954,231

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Note
0.63%, 6/30/12	15,750,000	15,783,108

TOTAL U.S. TREASURY OBLIGATION		15,783,108

REPURCHASE AGREEMENTS — 10.7%
Counterparty: Bank of Nova Scotia
0.190% dated 1/31/12, due 2/1/12
in the amount of $85,000,449, fully collateralized by various U.S. government obligations, coupon range 1.25%-4.50%, maturity range 11/15/12-1/30/17, value of $85,446,000	85,000,000	85,000,000
Counterparty: Barclays Capital, Inc.
0.180% dated 1/31/12, due 2/1/12

in the amount of $10,000,050, fully collateralized by a $10,106,500 U.S. Treasury Note, coupon 0.625%, maturity 7/15/14, value $10,106,500	10,000,000	10,000,000
Counterparty: Deutsche Bank Securities
0.220% dated 1/31/12, due 2/1/12
in the amount of $17,362,106, fully collateralized by various U.S. government obligations, coupon range 3.125%-5.05%, maturity range 1/26/15-3/11/16, value $15,741,000	17,362,000	17,362,000
Counterparty: RBC Capital Markets Corp.
0.100% dated 1/31/12, due 2/1/12
in the amount of $175,000,486, fully collateralized by various U.S. government obligations, coupon range 0.25%-2.625%, maturity range 11/30/13-8/15/20, value $176,859,400	175,000,000	175,000,000
TOTAL REPURCHASE AGREEMENTS		287,362,000

TOTAL INVESTMENTS
(Cost $2,751,871,467)† — 102.3%		2,751,871,467
OTHER ASSETS — (2.3)%		(61,837,230)
NET ASSETS — 100.0%		$2,690,034,237

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2012, these securities amounted to $452,197,700 or 16.81% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2012. Date shown represents the next interest reset date.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(D)	Variable rate security. The rate shown is the current rate on January 31, 2012. Date shown represents the next interest reset date.

AMT — Alternative Minimum Tax

GO — General Obligation

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

RB — Revenue Bond

Ser — Series

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TRAN — Tax Revenue Anticipation Note

As of January 31, 2012, all the investments are classified as Level 2. For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Government Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 59.9%
FANNIE MAE — 6.0%
0.34%, 2/1/12 (A) (B)	$10,000,000	$10,009,938
0.30%, 2/23/12 (A) (B)	8,900,000	8,913,563
0.27%, 2/26/12 (A) (B)	10,000,000	10,005,729
6.13%, 3/15/12 (A)	25,000,000	25,179,992
		54,109,222
FANNIE MAE, DISCOUNT NOTE — 2.8%
0.06%, 5/30/12 (A) (C)	25,000,000	24,995,042

FEDERAL FARM CREDIT BANK — 18.6%
0.26%, 2/1/12 (B)	60,000,000	60,032,888
0.12%, 2/7/12 (B)	50,000,000	50,000,000
0.23%, 2/22/12 (B)	5,000,000	4,999,713
0.17%, 2/29/12 (B)	12,500,000	12,499,623
0.25%, 4/2/12	24,000,000	23,998,995
0.27%, 4/25/12	15,000,000	15,000,200
		166,531,419
FEDERAL HOME LOAN BANK — 9.5%
0.19%, 2/1/12 (B)	20,000,000	20,000,000
5.75%, 5/15/12	25,000,000	25,404,771
0.08%, 5/29/12	15,000,000	14,998,481
0.25%, 6/29/12	25,000,000	25,014,175
		85,417,427
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 2.8%
0.02%, 3/30/12 (C)	25,000,000	24,999,396

FREDDIE MAC — 13.3%
0.23%, 2/1/12 (A) (B)	12,500,000	12,507,490
0.24%, 2/2/12 (A) (B)	13,600,000	13,606,918
0.44%, 2/8/12 (A) (B)	40,000,000	39,999,695
0.28%, 2/11/12 (A) (B)	8,392,000	8,396,261
2.13%, 3/23/12 (A)	10,000,000	10,028,974
5.13%, 7/15/12 (A)	13,901,000	14,216,004
1.13%, 7/27/12 (A)	20,000,000	20,096,383
		118,851,725
FREDDIE MAC, DISCOUNT NOTE — 6.9%
0.15%, 3/20/12 (A) (C)	35,000,000	34,993,000
0.07%, 6/4/12 (A) (C)	15,000,000	14,996,642
0.06%, 6/22/12 (A) (C)	12,500,000	12,497,042
		62,486,684
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		537,390,915

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Bills
0.03%, 6/7/12 (C)	12,500,000	12,498,677
U.S. Treasury Notes
1.38%, 2/15/12	20,000,000	20,010,085
4.50%, 3/31/12	50,000,000	50,356,976
0.63%, 6/30/12	10,000,000	10,021,021
TOTAL U.S. TREASURY OBLIGATIONS		92,886,759

REPURCHASE AGREEMENTS — 29.6%
Counterparty: Bank of Nova Scotia
0.190% dated 1/31/12, due 2/1/12
in the amount of $85,000,449, fully collateralized by various U.S. government obligations, coupon range 1.25%-4.60%, maturity range 1/30/17-2/17/26, value of $85,347,000	85,000,000	85,000,000

Counterparty: Barclays Capital, Inc.
0.180% dated 1/31/12, due 2/1/12
in the amount of $10,000,050, fully collateralized by a $10,106,500 U.S. Treasury Note, coupon 0.625%, maturity 7/15/14, value $10,106,500	10,000,000	10,000,000
Counterparty: Deutsche Bank Securities
0.220% dated 1/31/12, due 2/1/12
in the amount of $20,586,126, fully collateralized by various U.S. government obligations, coupon 0.00%, maturity range 6/4/12-9/15/29, value $21,681,000	20,586,000	20,586,000
Counterparty: RBC Capital Markets Corp.
0.100% dated 1/31/12, due 2/1/12
in the amount of $150,000,417, fully collateralized by a $151,976,800 U.S. Treasury Note, coupon 1.375%, maturity 3/15/12, value $151,976,800	150,000,000	150,000,000
TOTAL REPURCHASE AGREEMENTS		265,586,000

TOTAL INVESTMENTS
(Cost $895,863,674)† — 99.8%		895,863,674
OTHER ASSETS AND LIABILITIES, NET — 0.2%		1,365,616
NET ASSETS — 100.0%		$897,229,290

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(B)	Variable rate security. The rate shown is the current rate on January 31, 2012. Date shown represents the next interest reset date.
(C)	The rate shown is the effective yield at time of purchase.

As of January 31, 2012, all the investments are classified as Level 2. For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.3%

ALABAMA — 0.6%
Montgomery, Industrial Development Board, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.41%, 2/2/12 (A)	$4,650,000	$4,650,000

ALASKA — 0.4%
Valdez, Ser A, RB
0.05%, 2/1/12 (A)	3,500,000	3,500,000

ARIZONA — 1.6%
Coconino County, Pollution Control Finance Authority, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 2/1/12 (A)	12,870,000	12,870,000

CALIFORNIA — 9.7%
California State, Educational Facilities Authority, California Institute of Technology, Ser B, RB
0.04%, 2/2/12 (A)	4,200,000	4,200,000
California State, Educational Facilities Authority, TECP
0.08%, 2/17/12	2,500,000	2,500,000
California State, Housing Finance Agency, Home Mortgage Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.06%, 2/1/12 (A) (B)	7,340,000	7,340,000
California State, Housing Finance Agency, Multi-Family Housing Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.07%, 2/1/12 (A) (B)	10,380,000	10,380,000
California State, Housing Finance Agency, Multi-Family Housing Project, Ser F, RB, (LOC: Fannie Mae)
0.05%, 2/1/12 (A) (B)	2,450,000	2,450,000
California State, Pollution Control Financing Authority, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/1/12 (A)	440,000	440,000
California Statewide, Community Development Authority, Rady Childrens Hospital Project, Ser D, RB, (LOC: Bank of Montreal)
0.03%, 2/1/12 (A)	12,000,000	12,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.07%, 2/2/12 (A)	12,800,000	12,800,000
Oakland-Alameda County, TECP
0.20%, 3/19/12	9,000,000	8,999,389
Regent of the University of California
0.06%, 2/8/12	10,000,000	10,000,000

San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 2/1/12 (A)	7,100,000	7,100,000
		78,209,389
COLORADO — 1.1%
Boulder, Housing Authority, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.24%, 2/2/12 (A)	1,015,000	1,015,000
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation, Ser F-2, RB, (LOC: Northern Trust Company)
0.10%, 2/1/12 (A)	2,080,000	2,080,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank N.A.)
0.19%, 2/2/12 (A)	1,900,000	1,900,000
Colorado State, Educational & Cultural Facilities Authority, Single Family Project, Ser C-3, AMT, RB, (LOC: Fannie Mae)
0.11%, 2/1/12 (A) (B)	3,600,000	3,600,000
Colorado State, Housing & Finance Authority, Warneke Paper Box Co. Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.28%, 2/2/12 (A)	500,000	500,000
		9,095,000
CONNECTICUT — 1.5%
Connecticut State, Health & Educational Facility Authority, Ser V-2, RB
0.03%, 2/1/12 (A)	3,350,000	3,350,000
Connecticut State, Health & Educational Facility Authority, Yale University, Ser X-2, RB
0.05%, 2/2/12 (A)	8,690,000	8,690,000
		12,040,000
FLORIDA — 1.2%
Alachua County, Housing Finance Authority, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.15%, 2/1/12 (A) (B)	7,010,000	7,010,000
Florida State, Housing Finance Corp., Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.15%, 2/1/12 (A) (B)	2,400,000	2,400,000
		9,410,000
GEORGIA — 2.9%
Douglas County, Development Authority, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.18%, 2/2/12 (A)	4,300,000	4,300,000
Main Street Natural Gas Inc., Ser A, RB, (LIQ: Royal Bank of Canada)
0.14%, 2/2/12 (A)	20,000,000	20,000,000
		24,300,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IDAHO — 1.5%
Idaho State, TAN
2.00%, 6/29/12	$12,000,000	$12,084,734

ILLINOIS — 5.0%
Chicago, Ser D-1-REMK, GO, (LOC: Bank of Montreal)
0.04%, 2/1/12 (A)	5,000,000	5,000,000
Chicago, Ser D-2-REMK, GO, (LOC: Northern Trust Company)
0.04%, 2/1/12 (A)	5,000,000	5,000,000
Illinois State, Education Facilities Authority, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.06%, 2/1/12 (A)	5,000,000	5,000,000
Illinois State, Education Facilities Authority, TECP
0.19%, 4/4/12	12,165,000	12,165,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.05%, 2/2/12 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.06%, 2/2/12 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.13%, 2/2/12 (A)	3,600,000	3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc., AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.12%, 2/2/12 (A)	2,100,000	2,100,000
Oswego, Industrial Development Revenue Bond, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.28%, 2/1/12 (A)	3,630,000	3,630,000
		41,995,000
INDIANA — 1.0%
Indiana State, Development Finance Authority, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank N.A.)
0.30%, 2/2/12 (A)	575,000	575,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.06%, 2/1/12 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 2/1/12 (A)	3,000,000	3,000,000
		7,575,000
IOWA — 1.4%
Iowa State, Finance Authority, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.18%, 2/2/12 (A)	7,560,000	7,560,000

Iowa State, Finance Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 2/2/12 (A)	3,580,000	3,580,000
Iowa State, Finance Authority, Embria Health, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.28%, 2/2/12 (A)	1,085,000	1,085,000
		12,225,000
KENTUCKY — 0.4%
Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank N.A.)
0.13%, 2/3/12 (A)	3,300,000	3,300,000

MARYLAND — 4.3%
Johns Hopkins University
0.08%, 6/7/12	13,494,000	13,494,000
Johns Hopkins University, TECP
0.13%, 2/2/12	7,900,000	7,900,000
0.13%, 4/3/12	10,141,000	10,141,000
0.12%, 4/4/12	4,200,000	4,200,000
		35,735,000
MASSACHUSETTS — 0.5%
Massachusetts State, Ser A, TRAN
2.00%, 4/26/12	4,500,000	4,519,493

MICHIGAN — 9.0%
Michigan State, Finance Authority, Ser C-3, RB, (LOC: Bank of Nova Scotia)
2.00%, 8/20/12	14,000,000	14,130,263
Michigan State, Housing Development Authority, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.10%, 2/2/12 (A)	8,155,000	8,155,000
Michigan State, Housing Development Authority, Ser B, AMT, RB, (LOC: Fannie Mae)
0.09%, 2/1/12 (A) (B)	16,935,000	16,935,000
University of Michigan, TECP
0.14%, 2/3/12	12,000,000	12,000,000
0.11%, 2/7/12	22,000,000	22,000,000
		73,220,263
MINNESOTA — 1.9%
Minnesota State, Office of Higher Education, Supplement Student Loan Project, Ser B, AMT, RB, (LOC: U.S. Bank N.A.)
0.13%, 2/2/12 (A)	10,750,000	10,750,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 2/2/12 (A)	5,000,000	5,000,000
		15,750,000
MISSOURI — 3.0%
Missouri State, Health & Educational Facilities Authority, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.06%, 2/2/12 (A)	13,650,000	13,650,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
St. Joseph, Industrial Development Authority, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.06%, 2/1/12 (A)	$11,000,000	$11,000,000
		24,650,000
NEW JERSEY — 0.1%
New Jersey State, Economic Development Authority, Accurate Box Company, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.23%, 2/2/12 (A)	635,000	635,000

NEW MEXICO — 1.2%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 2/2/12 (A)	9,500,000	9,500,000

NEW YORK — 4.2%
Liberty, Development Corp., World Trade Center Project, Ser A, RB
0.30%, 4/1/12 (A)	4,000,000	4,000,000
Nassau, Health Care Corp., RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 2/3/12 (A)	5,000,000	5,000,000
New York City, Housing Development Corp., Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 2/1/12 (A) (B)	3,000,000	3,000,000
New York City, Municipal Water Finance Authority, RB, (LIQ: Calsters/State Street Bank & Trust Co.)
0.03%, 2/1/12 (A)	2,700,000	2,700,000
New York City, Ser 1995, GO, (LOC: Morgan Guaranty Trust)
0.06%, 2/1/12 (A)	2,400,000	2,400,000
New York State, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.19%, 3/1/12 (A)	6,950,000	6,950,000
Thruway Authority, Personal Transportation Project, Ser A, RB
1.50%, 3/15/12	10,525,000	10,541,768
		34,591,768
OHIO — 4.3%
Allen County, Ohio Hospital Facilities, Catholic Healthcare Project, Ser D, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.12%, 2/1/12 (A)	6,800,000	6,800,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.06%, 2/2/12 (A)	11,000,000	11,000,000
Franklin County, Health Care, Ohio Presbyterian Project, RB, (LOC: PNC Bank N.A.)
0.11%, 2/2/12 (A)	7,000,000	7,000,000

Parma, Hospital Improvement, General Hospital, Ser A, RB, (LOC: PNC Bank N.A.)
0.11%, 2/2/12 (A)	10,860,000	10,860,000
		35,660,000
OREGON — 1.5%
Oregon State, TAN
2.00%, 6/29/12	12,000,000	12,086,111

PENNSYLVANIA — 4.9%
Berks County, Municipal Authority, Reading Hospital Medical Center Project, Ser A-4, RB
0.08%, 2/2/12 (A)	6,200,000	6,200,000
Berks County, Municipal Authority, Reading Hospital Medical Center Project, Ser A-5, RB
0.31%, 2/2/12 (A)	9,800,000	9,800,000
Pennsylvania State University, Ser B, RB
0.30%, 6/1/31 (A)	15,000,000	15,000,000
Philadelphia, Authority for Industrial Development, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.11%, 2/2/12 (A)	5,325,000	5,325,000
Washington County, Hospital Authority, Washington Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.47%, 7/1/12 (A)	4,000,000	4,000,000
		40,325,000
TEXAS — 14.0%
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.08%, 2/2/12 (A)	10,000,000	10,000,000
Greater East Texas, Higher Education, Ser B-TEND, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.14%, 2/2/12 (A) (C)	10,000,000	10,000,000
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.05%, 2/1/12 (A)	2,000,000	2,000,000
Harris County, TAN
1.50%, 2/29/12	19,000,000	19,019,801
Lower Neches Valley Authority, Industrial Development Corp., Exxon-Mobil Project, RB
0.03%, 2/1/12 (A)	1,400,000	1,400,000
Lower Neches Valley Authority, Industrial Development Corp., Sub-Ser B-2, AMT, RB, (LOC: Exxon)
0.05%, 2/1/12 (A)	2,500,000	2,500,000
Tarrant County, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.06%, 2/1/12 (A)	3,000,000	3,000,000
Tarrant County, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 2/1/12 (A)	4,000,000	4,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Texas A&M University, TECP
0.08%, 4/3/12	$23,500,000	$23,500,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.16%, 2/2/12 (A) (B)	6,000,000	6,000,000
Texas State, Ser A, RB
2.50%, 8/30/12	28,000,000	28,358,862
University of Texas, Permanent University Funding System, Ser A, RB
0.04%, 2/2/12 (A)	4,900,000	4,900,000
		114,678,663
UTAH — 1.5%
Park City, Ski & Snowboard Association, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 2/2/12 (A)	4,260,000	4,260,000
Utah State, Housing Corp., Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.10%, 2/2/12 (A)	8,200,000	8,200,000
		12,460,000
VARIOUS STATES — 5.9%
Freddie Mac, Multi-Family Certificates, Ser M001, Cl A
0.20%, 2/2/12 (A)	19,188,630	19,188,630
Freddie Mac, Multi-Family Certificates, Ser M002, AMT, RB
0.14%, 2/2/12 (A)	19,604,398	19,604,398
Freddie Mac, Multi-Family Certificates, Ser M008, AMT, RB
0.14%, 2/2/12 (A) (C)	9,946,814	9,946,814
		48,739,842
VERMONT — 4.4%
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: Bank of New York/Mellon)
0.09%, 2/2/12 (A)	35,760,000	35,760,000

VIRGINIA — 4.4%
Norfolk, Economic Development Authority, Sentara Healthcare Project, Ser A, RB
0.41%, 11/1/34 (A)	11,500,000	11,500,000
Norfolk, Industrial Development Authority
0.13%, 2/15/12	10,000,000	10,000,000
Norfolk, Industrial Development Authority, TECP
0.14%, 2/6/12	10,500,000	10,500,000
0.10%, 6/7/12	4,320,000	4,320,000
		36,320,000
WASHINGTON — 4.1%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.17%, 2/2/12 (A)	800,000	800,000

Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank N.A.)
0.14%, 2/2/12 (A)	100,000	100,000
Washington State, Housing Finance Commission, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 2/2/12 (A) (B)	9,320,000	9,320,000
Washington State, Housing Finance Commission, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.17%, 2/2/12 (A) (B)	6,365,000	6,365,000
Washington State, Housing Finance Commission, Lake Wash Apartment Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.11%, 2/1/12 (A)	1,550,000	1,550,000
Washington State, Housing Finance Commission, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 2/2/12 (A) (B)	2,000,000	2,000,000
Washington State, Housing Finance Commission, Oxford Square Apartments Project, Ser A, AMT, RB, (LOC: U.S. Bank N.A.)
0.17%, 2/2/12 (A)	2,250,000	2,250,000
Washington State, Housing Finance Commission, Ser A, AMT, RB, (LOC: Fannie Mae)
0.17%, 2/2/12 (A) (B)	6,200,000	6,200,000
Washington State, Housing Finance Commission, Woodlands Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.17%, 2/2/12 (A) (B)	4,620,000	4,620,000
		33,205,000
WYOMING — 1.8%
Wyoming State, Student Loan Corp., Ser A-2, RB, (LOC: Royal Bank of Canada)
0.12%, 2/2/12 (A)	15,000,000	15,000,000

TOTAL MUNICIPAL OBLIGATIONS
(Cost $814,090,263)† — 99.3%		814,090,263
OTHER ASSETS AND LIABILITIES, NET — 0.7%		5,763,004
NET ASSETS — 100.0%		$819,853,267

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2012. Date shown represents the next interest reset date.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2012, these securities amounted to $19,946,814 or 2.43% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax

Cl — Class

GO — General Obligation

LIQ — Liquidity Agreement

LOC — Letter of Credit

N.A. — National Association

RB — Revenue Bond

Ser — Series

TAN — Tax Anticipation Note

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

TRAN — Tax Revenue Anticipation Note

As of January 31, 2012, all the investments are classified as Level 2. For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.1%

CALIFORNIA — 100.1%
California State University, TECP
0.16%, 3/1/12	$4,145,000	$4,145,000
California State, Educational Facilities Authority, California Institute of Technology, Ser B, RB
0.04%, 2/2/12 (A)	14,650,000	14,650,000
California State, Educational Facilities Authority, TECP
0.08%, 2/17/12	10,500,000	10,500,000
California State, Health Facilities Financing Authority, RB, (LOC: Bank of Montreal)
0.06%, 2/1/12 (A)	6,725,000	6,725,000
California State, Housing Finance Agency, Multi-Family Housing Project, Ser B, AMT, RB, (LOC: Fannie Mae)
0.07%, 2/1/12 (A) (B)	5,200,000	5,200,000
California State, Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A, RB
0.05%, 2/1/12 (A)	800,000	800,000
California State, Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A2, RB
0.05%, 2/1/12 (A)	3,275,000	3,275,000
California State, Kindergarten Project, GO, (LOC: State Street Bank & Trust Co.)
0.04%, 2/1/12 (A)	4,250,000	4,250,000
California State, Municipal Finance Authority, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/2/12 (A)	3,200,000	3,200,000
California State, Pollution Control Financing Authority, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 2/1/12 (A)	100,000	100,000
California State, Pollution Control Financing Authority, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/1/12 (A)	1,600,000	1,600,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 2/1/12 (A)	1,700,000	1,700,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.04%, 2/1/12 (A)	10,000,000	10,000,000
California Statewide, Community Development Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/1/12 (A)	950,000	950,000
California Statewide, Community Development Authority, Rady Childrens Hospital Project, Ser D, RB, (LOC: Bank of Montreal)
0.03%, 2/1/12 (A)	5,000,000	5,000,000

California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.07%, 2/2/12 (A)	12,000,000	12,000,000
Newport Beach, Ser E, RB, (LOC: Northern Trust Company)
0.05%, 2/1/12 (A)	5,000,000	5,000,000
Freddie Mac, Multi-Family Certificates, Ser M001, Cl A
0.20%, 2/2/12 (A)	17,974,950	17,974,950
Freddie Mac, Multi-Family Certificates, Ser M007, Cl A
0.20%, 2/2/12 (A)	9,965,569	9,965,569
Health Facilities Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.06%, 2/1/12 (A)	8,100,000	8,100,000
Housing Finance Agency, Multi-Family Housing, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 2/1/12 (A) (B)	3,600,000	3,600,000
Housing Finance Agency, Multi-Family Housing, Ser E, AMT, RB, (LOC: Fannie Mae)
0.07%, 2/1/12 (A) (B)	3,000,000	3,000,000
Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A, AMT, RB, (LOC: Comerica Bank)
0.35%, 2/2/12 (A)	805,000	805,000
Infrastructure & Economic Development Bank, Nature Kist Snacks Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 2/2/12 (A)	2,800,000	2,800,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.06%, 2/1/12 (A)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.15%, 2/2/12 (A) (B)	7,400,000	7,400,000
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser C4, RB, (LOC: U.S. Bank N.A.)
0.03%, 2/2/12 (A)	2,050,000	2,050,000
Los Angeles County, Metropolitan Transportation Authority, Ser C2, RB, (LOC: U.S. Bank N.A.)
0.03%, 2/2/12 (A)	5,000,000	5,000,000
Los Angeles County, TECP
0.16%, 2/6/12	6,000,000	6,000,000
0.16%, 3/5/12	7,000,000	7,000,000
Los Angeles, Wastewater System, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 2/2/12 (A)	2,000,000	2,000,000
Municipal Finance Authority, Goodwill Industries-Orange County, RB, (LOC: Wells Fargo Bank, N.A.)
0.17%, 2/2/12 (A)	1,135,000	1,135,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Municipal Finance Authority, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/2/12 (A)	$2,400,000	$2,400,000
Oakland-Alameda County, TECP
0.20%, 3/19/12	10,000,000	9,999,321
Pollution Control Financing Authority, Pacific Gas & Electric, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.16%, 2/1/12 (A)	800,000	800,000
Regent of the University of California
0.12%, 3/8/12	5,000,000	5,000,000
Regent of the University of California, TECP
0.10%, 5/8/12	4,800,000	4,800,000
Riverside County, Teeter Finance Authority, TECP, (LOC: Bank of Nova Scotia)
0.16%, 2/16/12	11,200,000	11,200,000
Sacramento County, Sanitation District Financing Authority, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 2/1/12 (A)	4,600,000	4,600,000
San Diego County, COP, (LOC: Northern Trust Company)
0.08%, 2/2/12 (A)	3,250,000	3,250,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 2/1/12 (A)	6,900,000	6,900,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 2/1/12 (A)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.08%, 2/2/12 (A)	1,420,000	1,420,000
Santa Cruz County, Housing Authority, Paloma Del Mar Apartments Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.17%, 2/1/12 (A)	7,700,000	7,700,000
South Placer, Wastewater Authority, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 2/2/12 (A)	10,800,000	10,800,000
South Placer, Wastewater Authority, Ser B, RB, (LOC: U.S. Bank N.A.)
0.04%, 2/2/12 (A)	4,800,000	4,800,000
Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.11%, 2/2/12 (A) (B)	9,600,000	9,600,000
Statewide, Community Development Authority, John Muir Health Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/1/12 (A)	5,600,000	5,600,000
Statewide, Community Development Authority, Masters College Project, RB, (LOC: U.S. Bank N.A.)
0.05%, 2/2/12 (A)	2,605,000	2,605,000

Statewide, Community Development Authority, Oakmont Chino Hills, Ser P, AMT, RB, (LOC: Fannie Mae)
0.07%, 2/2/12 (A) (B)	5,000,000	5,000,000
Statewide, Community Development Authority, Pavillion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.14%, 2/2/12 (A) (B)	3,600,000	3,600,000
University of California, TECP
0.12%, 2/15/12	10,000,000	10,000,000
Ventura County, TECP
0.13%, 2/16/12	13,500,000	13,500,000
Ventura County, TECP, (LOC: Bank of Nova Scotia)
0.16%, 2/14/12	2,000,000	2,000,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.04%, 2/1/12 (A)	1,300,000	1,300,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.04%, 2/1/12 (A)	7,500,000	7,500,000
TOTAL MUNICIPAL OBLIGATIONS
(Cost $305,511,840)† — 100.1%		305,511,840
OTHER ASSETS AND LIABILITIES, NET — (0.1)%		(231,750)
NET ASSETS — 100.0%		$305,280,090

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2012. Date shown represents the next interest reset date.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

GO — General Obligation

LIQ — Liquidity Agreement

LOC — Letter of Credit

N.A. — National Association

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of January 31, 2012, all the investments are classified as Level 2. For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 92.4%

NEW YORK — 92.4%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 2/2/12 (A) (B)	$3,520,000	$3,520,000
Connetquot, Central School District of Islip, TAN
1.25%, 6/28/12	6,000,000	6,023,019
Dormitory Authority, Columbia University, Ser A, RB
0.03%, 2/1/12 (B)	6,000,000	6,000,000
Dormitory Authority, Rockefeller University, Ser B, RB
0.03%, 2/2/12 (B)	7,300,000	7,300,000
Dutchess County, Industrial Development Agency, Marist College, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 2/2/12 (B)	1,600,000	1,600,000
Geneva, Housing Finance Authority, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.12%, 2/2/12 (B)	2,130,000	2,130,000
Housing Finance Agency, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 2/1/12 (A) (B)	2,000,000	2,000,000
Housing Finance Agency, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 2/1/12 (A) (B)	3,000,000	3,000,000
Housing Finance Agency, 240 East 39th Street Project, AMT, RB, (LOC: Freddie Mac)
0.06%, 2/1/12 (A) (B)	1,000,000	1,000,000
Housing Finance Agency, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.07%, 2/1/12 (A) (B)	11,700,000	11,700,000
Housing Finance Agency, 80 Dekalb Avenue Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/1/12 (B)	6,240,000	6,240,000
Housing Finance Agency, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.05%, 2/1/12 (A) (B)	5,000,000	5,000,000
Housing Finance Agency, Gethsemane Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 2/1/12 (A) (B)	1,400,000	1,400,000
Housing Finance Agency, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/1/12 (B)	1,200,000	1,200,000
Housing Finance Agency, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.07%, 2/1/12 (A) (B)	2,250,000	2,250,000
Liberty, Development Corp., World Trade Center Project, Ser A, RB
0.30%, 4/1/12 (B)	5,000,000	5,000,000

Long Island Power Authority
0.09%, 6/6/12	2,831,000	2,831,000
Nassau County, Interim Finance Authority, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 2/1/12 (B)	400,000	400,000
Nassau, Health Care Corp., RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 2/3/12 (B)	5,000,000	5,000,000
New York City, Sub-Ser I, GO, (LOC: Calsters)
0.05%, 2/1/12 (B)	840,000	840,000
New York City, Housing Development Corp., Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.06%, 2/1/12 (A) (B)	7,400,000	7,400,000
New York City, Housing Development Corp., Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.06%, 2/1/12 (A) (B)	5,000,000	5,000,000
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 2/1/12 (B)	2,490,000	2,490,000
New York City, Industrial Development Agency, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 2/2/12 (B)	1,400,000	1,400,000
New York City, Municipal Water Finance Authority, RB, (LIQ: Calsters/State Street Bank & Trust Co.)
0.03%, 2/1/12 (B)	2,300,000	2,300,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser AA-1, RB, (LIQ: State Street Bank & Trust Co./Calsters)
0.04%, 2/1/12 (B)	1,975,000	1,975,000
New York City, Municipal Water Finance Authority, 2nd General, Ser DD-2, RB, (LIQ: Calsters/State Street Bank & Trust Co.)
0.03%, 2/1/12 (B)	700,000	700,000
New York City, Municipal Water Finance Authority, Ser B-2, RB, (LIQ: Royal Bank of Canada)
0.04%, 2/2/12 (B)	1,760,000	1,760,000
New York City, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.02%, 2/1/12 (B)	4,500,000	4,500,000
New York City, Ser F-6, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 2/1/12 (B)	800,000	800,000
New York City, Sub-Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.03%, 2/1/12 (B)	4,700,000	4,700,000
New York City, Transitional Finance Authority, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.05%, 2/1/12 (B)	2,550,000	2,550,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York City, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.06%, 2/1/12 (B)	$2,800,000	$2,800,000
New York State, Dormitory Authority, TECP
0.09%, 5/2/12	6,500,000	6,500,000
New York State, Housing Finance Agency, Dekalb Ace Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/1/12 (B)	7,900,000	7,900,000
New York State, Power Authority
0.16%, 3/15/12	6,850,000	6,850,000
New York State, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.19%, 3/1/12 (B)	1,685,000	1,685,000
Thruway Authority, Personal Transportation Project, Ser A, RB
1.50%, 3/15/12	6,000,000	6,009,558
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.04%, 2/1/12 (B)	6,340,000	6,340,000
Triborough Bridge & Tunnel Authority, Ser B-2-REMK, RB, (LOC: Calsters)
0.06%, 2/8/12 (B)	4,000,000	4,000,000
TOTAL MUNICIPAL OBLIGATIONS		152,093,577
U.S. GOVERNMENT AGENCY OBLIGATION — 7.9%
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 7.9%
0.07%, 6/1/12 (C)	13,000,000	12,997,160

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		12,997,160

TOTAL INVESTMENTS
(Cost $165,090,737)† — 100.3%		165,090,737
OTHER ASSETS AND LIABILITIES, NET — (0.3)%		(435,632)
NET ASSETS — 100.0%		$164,655,105

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2012. Date shown represents the next interest reset date.
(C)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax

GO — General Obligation

LIQ — Liquidity Agreement

LOC — Letter of Credit

N.A. — National Association

RB — Revenue Bond

Ser — Series

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

As of January 31, 2012, all the investments are classified as Level 2. For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 22.9%
BANKS — 10.8%
Australia & New Zealand Banking Group
0.31%, 2/29/12 (A)	$2,000,000	$1,999,518
0.63%, 9/6/12 (A)	2,000,000	1,992,370
Bank of Montreal
0.10%, 2/22/12	2,000,000	1,999,883
0.11%, 3/2/12	1,000,000	999,908
Caisse Centrale Desjardins du Quebec
0.24%, 2/2/12 (A)	2,000,000	1,999,987
0.12%, 2/14/12 (A)	2,000,000	1,999,913
0.20%, 4/10/12 (A)	1,000,000	999,617
Commonwealth Bank of Australia
0.46%, 2/6/12 (A)	1,500,000	1,500,000
0.22%, 4/10/12	1,000,000	999,578
0.49%, 5/7/12 (A)	2,000,000	1,997,387
Old Line Funding LLC
0.25%, 5/21/12	1,000,000	999,236
0.24%, 5/22/12 (A)	2,000,000	1,998,520
		19,485,917
INDUSTRIAL & OTHER COMMERCIAL PAPER — 12.1%
General Electric Capital Corp.
0.12%, 4/24/12	1,000,000	999,723
0.34%, 5/1/12	2,000,000	1,998,300
0.39%, 5/9/12	1,500,000	1,498,408
Johnson & Johnson
0.07%, 2/17/12 (A)	2,000,000	1,999,938
0.08%, 3/19/12	2,000,000	1,999,791
0.04%, 4/4/12 (A)	1,000,000	999,930
Leland Stanford Junior University
0.18%, 2/24/12	3,000,000	2,999,655
Procter & Gamble Co.
0.10%, 3/15/12 (A)	1,000,000	999,881
0.12%, 4/12/12 (A)	1,000,000	999,763
0.07%, 5/2/12 (A)	1,500,000	1,499,735
Province of Quebec Canada
0.06%, 3/6/12 (A)	1,000,000	999,943
University of California
0.13%, 2/15/12	1,000,000	999,949
0.14%, 3/16/12	2,000,000	1,999,658
Yale University
0.13%, 2/16/12	2,000,000	1,999,892
		21,994,566

TOTAL COMMERCIAL PAPER		41,480,483

MUNICIPAL OBLIGATIONS — 14.4%
Illinois, Finance Authority, Rehab Institute Chicago Project, Ser B, RB, (LOC: JPMorgan Chase)
0.06%, 2/2/12 (B)	1,600,000	1,600,000
Johns Hopkins University, TECP
0.13%, 4/3/12	3,000,000	3,000,000
Lincoln County, Pollution Control Finance Authority, Exxon Project, Ser B, AMT, RB
0.04%, 2/1/12 (B)	3,000,000	3,000,000
Los Angeles County, TECP
0.16%, 2/6/12	1,000,000	1,000,000
Lower Neches Valley Authority, Industrial Development Corp., Exxon-Mobil Project, RB
0.03%, 2/1/12 (B)	2,000,000	2,000,000
Lower Neches Valley Authority, Industrial Development Corp., Exxon-Mobil Project, Ser B, AMT, RB
0.05%, 2/1/12 (B)	1,855,000	1,855,000
Rhode Island State, Student Loan Authority, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.15%, 2/1/12 (B)	2,600,000	2,600,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 2/1/12 (B)	300,000	300,000
Syracuse, Industrial Development Agency, Syracuse University Project, RB, (LOC: JPMorgan Chase)
0.04%, 2/1/12 (B)	2,500,000	2,500,000
University of California, Ser Y-1, RB
0.38%, 2/1/12 (C)	300,000	300,000
University of Michigan, TECP
0.11%, 2/7/12	3,000,000	3,000,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.05%, 2/1/12 (B)	4,980,000	4,980,000

TOTAL MUNICIPAL OBLIGATIONS		26,135,000

CERTIFICATES OF DEPOSIT — 11.6%
Australia & New Zealand Banking Group
0.32%, 5/14/12	2,000,000	2,000,000
Bank of Montreal, IL
0.39%, 5/14/12	1,000,000	1,000,000
0.47%, 8/14/12	1,000,000	1,000,054
Bank of Nova Scotia
0.50%, 2/1/12	400,000	400,003
0.24%, 2/1/12	2,000,000	2,000,000
0.91%, 3/17/12	2,000,000	2,000,000
Canadian Imperial Bank of Commerce
0.18%, 2/1/12	1,500,000	1,500,000
0.34%, 2/28/12	1,000,000	1,000,000
National Australia Bank
0.73%, 4/10/12	1,500,000	1,500,000
0.42%, 4/17/12	1,000,000	1,000,253
National Bank of Canada, NY
0.37%, 2/1/12	1,500,000	1,500,000
0.27%, 2/1/12	1,000,000	1,000,000
0.40%, 2/20/12	2,000,000	2,000,095
Royal Bank of Canada, NY
0.49%, 2/1/12	1,000,000	1,000,000
0.32%, 2/29/12	1,000,000	1,000,000
Westpac Banking Corp., NY
0.60%, 4/13/12	1,000,000	1,000,000

TOTAL CERTIFICATES OF DEPOSIT		20,900,405

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 10.6%
BANKS — 7.8%
Bank of New York Mellon Corp. MTN
4.95%, 11/1/12	$3,000,000	$3,097,361
Commonwealth Bank of Australia MTN
0.59%, 2/1/12 (A) (C)	2,000,000	2,001,651
0.71%, 4/26/12 (A) (C)	500,000	500,000
National Australia Bank MTN
2.35%, 11/16/12 (A)	2,000,000	2,022,500
U.S. Bank
0.78%, 4/26/12 (C)	2,000,000	2,003,662
Wachovia Corp. MTN
0.68%, 3/1/12 (C)	512,000	512,073
Westpac Banking Corp.
1.11%, 4/23/12 (A) (C)	2,000,000	2,006,918
2.25%, 11/19/12	2,000,000	2,021,984
		14,166,149
FINANCIALS — 2.8%
Toyota Motor Credit Corp. MTN
0.50%, 2/23/12 (C)	2,000,000	2,000,000
Wells Fargo & Co.
5.25%, 10/23/12	3,000,000	3,099,065
		5,099,065

TOTAL CORPORATE OBLIGATIONS		19,265,214

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.3%
FANNIE MAE — 1.2%
0.34%, 2/1/12 (C)(D)	2,150,000	2,152,137

FEDERAL FARM CREDIT BANK — 0.4%
0.25%, 4/2/12	750,000	749,969

FREDDIE MAC — 1.7%
0.44%, 2/8/12 (C)(D)	3,000,000	2,999,977

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,902,083

REGIONAL GOVERNMENT OBLIGATIONS — 3.1%
Export Development Canada MTN
2.38%, 3/19/12	1,070,000	1,073,176
1.75%, 9/24/12	2,000,000	2,019,244
Financement-Quebec
5.00%, 10/25/12	1,000,000	1,032,672
Province of Ontario Canada
4.95%, 6/1/12	1,500,000	1,523,356

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		5,648,448

REPURCHASE AGREEMENTS — 35.1%
Counterparty: Bank of Nova Scotia
0.190% dated 1/31/12, due 02/1/12
in the amount of $15,000,079, fully collateralized by various U.S. Government obligations, coupon range 2.38%-4.60%, maturity range 1/15/25-2/17/26, value $15,300,219	15,000,000	15,000,000
Counterparty: Barclays Capital, Inc.
0.180% dated 1/31/12, due 02/1/12
in the amount of $10,000,050, fully collateralized by a U.S. Treasury Note, coupon 0.63%, maturity 7/15/24, value $10,200,033	10,000,000	10,000,000
Counterparty: Deutsche Bank Securities
0.220% dated 1/31/12, due 02/1/12
in the amount of $28,541,174, fully collateralized by various U.S. Government obligations, coupon range 0.00%-5.38%, maturity range 5/15/19-10/15/19, value $29,112,191	28,541,000	28,541,000
Counterparty: RBC Capital Markets Corp.
0.100% dated 1/31/12, due 02/1/12
in the amount of $10,000,028, fully collateralized by a U.S. Treasury Note, coupon 1.50%, maturity 8/31/18, value $10,200,024	10,000,000	10,000,000
TOTAL REPURCHASE AGREEMENTS		63,541,000

TOTAL INVESTMENTS
(Cost $182,872,633) † — 101.0%		182,872,633
OTHER ASSETS AND LIABILITIES, NET — (1.0)%		(1,851,444)
NET ASSETS — 100.0%		$181,021,189

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2012, these securities amounted to $28,517,571 or 15.75% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2012. Date shown is the next interest reset date.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2012. Date shown represents the next interest reset date.
(D)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

AMT — Alternative Minimum Tax

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of January 31, 2012, all the investments are classified as Level 2. For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.0%

ALASKA — 0.9%
Valdez, Marine Terminal, Exxon Pipeline Project, Ser C, RB
0.07%, 2/1/12 (A)	$1,000,000	$1,000,000

CALIFORNIA — 31.5%
California State University, TECP
0.16%, 3/1/12	2,500,000	2,500,000
California State, Educational Facilities Authority, TECP
0.08%, 2/17/12	2,000,000	2,000,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.04%, 2/1/12 (A)	3,000,000	3,000,000
California State, Housing Finance Agency, Multi-Family Housing Project, RB, GO
0.06%, 2/1/12 (A)	1,000,000	1,000,000
California State, Housing Finance Agency, Multi-Family Housing Project, Ser B, AMT, RB, (LOC: Fannie Mae; Freddie Mac)
0.08%, 2/1/12 (A)(B)	4,000,000	4,000,000
California State, Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A, RB
0.05%, 2/1/12 (A)	600,000	600,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.04%, 2/1/12 (A)	4,100,000	4,100,000
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser C4, RB, (LOC: U.S. Bank N.A.)
0.03%, 2/2/12 (A)	1,000,000	1,000,000
Los Angeles County, TECP
0.16%, 3/5/12	1,000,000	1,000,000
Municipal Finance Authority, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.05%, 2/2/12 (A)	3,600,000	3,600,000
Oakland-Alameda County, TECP
0.20%, 3/19/12	1,000,000	999,932
Pollution Control Financing Authority, Pacific Gas & Electric, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 2/1/12 (A)	3,000,000	3,000,000
Regent of the University of California, TECP
0.10%, 5/8/12	500,000	500,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 2/1/12 (A)	1,000,000	1,000,000
Statewide, Community Development Authority, John Muir Health Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.04%, 2/1/12 (A)	1,800,000	1,800,000
University of California, TECP
0.12%, 2/15/12	2,000,000	2,000,000
Ventura County, TECP
0.13%, 2/16/12	350,000	350,000
Ventura County, TECP (LOC: Bank of Nova Scotia)
0.16%, 2/14/12	1,500,000	1,500,000
		33,949,932
CONNECTICUT — 4.7%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser V-1, RB
0.03%, 2/1/12 (A)	3,000,000	3,000,000
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser Y-3, RB
0.03%, 2/1/12 (A)	2,000,000	2,000,000
		5,000,000
ILLINOIS — 6.5%
Illinois State, Education Facilities Authority, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.05%, 2/1/12 (A)	1,000,000	1,000,000
Illinois State, Education Facilities Authority, TECP
0.19%, 4/4/12	3,500,000	3,500,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.04%, 2/2/12 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase)
0.07%, 2/1/12 (A)	2,000,000	2,000,000
		6,950,000
INDIANA — 1.2%
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.05%, 2/1/12 (A)	1,250,000	1,250,000

IOWA — 0.8%
Iowa State, Finance Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 2/2/12 (A)	895,000	895,000

MARYLAND — 3.5%
Johns Hopkins University, TECP
0.13%, 2/2/12	1,000,000	1,000,000
0.13%, 4/3/12	2,000,000	2,000,000
0.12%, 4/4/12	800,000	800,000
		3,800,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MASSACHUSETTS — 0.5%
Massachusetts State, Ser A, TRAN
2.00%, 4/26/12	$500,000	$502,166

MICHIGAN — 4.6%
Michigan State, Finance Authority, Ser C-3, RB, (LOC: Bank of Nova Scotia)
2.00%, 8/20/12	1,000,000	1,009,305
Michigan State, Housing Development Authority, Ser B, AMT, RB, (LOC: Fannie Mae)
0.09%, 2/1/12 (A)(B)	300,000	300,000
University of Michigan, TECP
0.14%, 2/3/12	3,700,000	3,700,000
		5,009,305
NEW MEXICO — 1.4%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 2/2/12 (A)	500,000	500,000
New Mexico State, Finance Authority, Sub-Ser B-1, RB
0.07%, 2/2/12 (A)	1,000,000	1,000,000
		1,500,000
NEW YORK — 14.5%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 2/2/12 (A)(B)	300,000	300,000
Dormitory Authority, Rockefeller University, Ser B, RB
0.03%, 2/2/12 (A)	500,000	500,000
Housing Finance Agency, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.08%, 2/1/12 (A)(B)	2,000,000	2,000,000
Liberty, Development Corp., World Trade Center Project, Ser A, RB
0.30%, 4/1/12 (A)	1,000,000	1,000,000
New York City, Municipal Water Finance Authority, RB, (LIQ: Calsters/State Street Bank & Trust Co.)
0.03%, 2/1/12 (A)	1,300,000	1,300,000
New York City, Municipal Water Finance Authority, Ser B-2, RB, (LIQ: Royal Bank of Canada)
0.04%, 2/2/12 (A)	1,000,000	1,000,000
New York City, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.02%, 2/1/12 (A)	2,500,000	2,500,000
New York City, Transitional Finance Authority, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.05%, 2/1/12 (A)	3,400,000	3,400,000
New York State, Dormitory Authority, TECP
0.09%, 5/2/12	2,500,000	2,500,000
New York State, Housing Finance Agency, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.08%, 2/1/12 (A)(B)	100,000	100,000
Thruway Authority, Personal Transportation Project, Ser A, RB
1.50%, 3/15/12	1,000,000	1,001,593
		15,601,593
OHIO — 1.7%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.06%, 2/2/12 (A)	1,800,000	1,800,000

OREGON — 1.4%
Clackamas County, Hospital Facility Authority, Legacy Health Systems, Ser B, RB, (LOC: U.S. Bank N.A.)
0.08%, 2/1/12 (A)	1,500,000	1,500,000

PENNSYLVANIA — 4.4%
Berks County, Municipal Authority, Reading Hospital Medical Center Project, Ser A-4, RB
0.08%, 2/2/12 (A)	1,400,000	1,400,000
Pennsylvania State University, Ser B, RB
0.30%, 6/1/31 (A)	2,850,000	2,850,000
Washington County, Hospital Authority, Washington Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.47%, 7/1/12 (A)	475,000	475,000
		4,725,000
TENNESSEE — 0.7%
Hendersonville, Industrial Development Board, Windsor Park Project, RB
0.16%, 2/1/12 (A)	800,000	800,000

TEXAS — 7.6%
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.08%, 2/2/12 (A)	650,000	650,000
Harris County, TAN
1.50%, 2/29/12	1,000,000	1,001,042
Lower Neches Valley Authority, Industrial Development Corp., Exxon-Mobil Project, RB
0.03%, 2/1/12 (A)	2,000,000	2,000,000
Tarrant County, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.07%, 2/1/12 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 2/1/12 (A)	400,000	400,000
Texas A&M University, TECP
0.08%, 4/3/12	1,500,000	1,500,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Texas State, Ser A, TRAN
2.50%, 8/30/12	$2,000,000	$2,025,633
		8,076,675
UTAH — 1.6%
Utah State, Housing Corp., Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.10%, 2/2/12 (A)	1,670,000	1,670,000

VERMONT — 2.9%
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: Bank of New York/Mellon)
0.09%, 2/2/12 (A)	3,100,000	3,100,000

VIRGINIA — 4.0%
Norfolk, Economic Development Authority, Sentara Healthcare Project, Ser A, RB
0.41%, 11/1/34 (A)	500,000	500,000
Norfolk, Industrial Development Authority, TECP
0.14%, 2/6/12	1,500,000	1,500,000
0.10%, 6/7/12	2,000,000	2,000,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.16%, 2/1/12 (A)(B)	200,000	200,000
		4,200,000
WASHINGTON — 1.9%
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB
0.09%, 2/2/12 (A)	690,000	690,000
Washington State, Housing Finance Commission, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.12%, 2/2/12 (A)(B)	600,000	600,000
Washington State, Housing Finance Commission, Lake Wash Apartment Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.12%, 2/1/12 (A)	800,000	800,000
		2,090,000
WISCONSIN — 0.9%
Wisconsin State, TECP, (LIQ: Calsters/ State St.)
0.17%, 2/1/12	1,000,000	1,000,000

WYOMING — 2.8%
County of Lincoln, Pacificorp. Project, RB, (LOC: Exxon)
0.08%, 2/1/12 (A)	1,000,000	1,000,000
Lincoln County, Pollution Control Finance Authority, Exxon Project, Ser A, AMT, RB
0.04%, 2/1/12 (A)	2,000,000	2,000,000
		3,000,000

TOTAL MUNICIPAL OBLIGATIONS		107,419,671

TOTAL INVESTMENTS
(Cost $107,419,671 ) † — 100.0%		107,419,671
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(10,764)
NET ASSETS — 100.0%		$107,408,907

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2012. Date shown is the next interest reset date.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

AMT — Alternative Minimum Tax

GO — General Obligation

LIQ — Liquidity Agreement

LOC — Letter of Credit

N.A. — National Association

RB — Revenue Bond

Ser — Series

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

As of January 31, 2012, all the investments are classified as Level 2. For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 68.7%
FANNIE MAE — 7.9%
0.34%, 2/1/12 (A) (B)	$10,000,000	$10,009,938
0.32%, 2/17/12 (A) (B)	22,330,000	22,344,235
0.30%, 2/23/12 (A) (B)	8,900,000	8,913,563
0.27%, 2/26/12 (A) (B)	10,000,000	10,005,729
6.13%, 3/15/12 (A)	25,000,000	25,179,992
		76,453,457
FANNIE MAE, DISCOUNT NOTE — 7.7%
0.10%, 2/13/12 (A) (C)	25,000,000	24,999,167
0.09%, 4/4/12 (A) (C)	25,000,000	24,996,062
0.06%, 5/30/12 (A) (C)	25,000,000	24,995,042
		74,990,271
FEDERAL FARM CREDIT BANK — 15.7%
0.28%, 2/1/12 (B)	15,000,000	15,012,726
0.26%, 2/1/12 (B)	10,000,000	10,004,924
0.21%, 2/1/12 (B)	25,000,000	25,003,193
0.19%, 2/1/12 (B)	25,000,000	24,998,395
0.12%, 2/7/12 (B)	25,000,000	25,000,000
0.10%, 2/7/12 (B)	30,000,000	29,995,926
0.23%, 2/22/12 (B)	5,000,000	4,999,713
0.46%, 2/27/12 (B)	5,300,000	5,308,578
0.17%, 2/29/12 (B)	12,500,000	12,499,623
		152,823,078
FEDERAL HOME LOAN BANK — 8.5%
0.19%, 2/1/12 (B)	5,000,000	5,000,000
0.30%, 4/4/12	36,700,000	36,714,465
5.75%, 5/15/12	25,000,000	25,404,771
0.08%, 5/29/12	15,000,000	14,998,481
		82,117,717
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 4.6%
0.12%, 2/17/12 (C)	19,100,000	19,098,981
0.02%, 3/30/12 (C)	25,000,000	24,999,396
		44,098,377
FREDDIE MAC — 14.8%
0.23%, 2/1/12 (A) (B)	37,150,000	37,159,408
0.23%, 2/3/12 (A) (B)	25,000,000	25,004,211
0.44%, 2/8/12 (A) (B)	10,000,000	9,999,924
0.26%, 2/10/12 (A) (B)	14,900,000	14,903,992
2.13%, 3/23/12 (A)	16,542,000	16,589,929
5.13%, 7/15/12 (A)	14,000,000	14,317,248
1.13%, 7/27/12 (A)	25,000,000	25,120,479
		143,095,191
FREDDIE MAC, DISCOUNT NOTE — 9.5%
0.15%, 3/20/12 (A) (C)	35,000,000	34,993,000
0.11%, 4/2/12 (A) (C)	25,000,000	24,995,340
0.07%, 6/4/12 (A) (C)	20,000,000	19,995,522
0.06%, 6/22/12 (A) (C)	12,500,000	12,497,042
		92,480,904
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		666,058,995

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bills
0.03%, 6/7/12 (C)	17,500,000	17,498,148
U.S. Treasury Note
1.38%, 2/15/12	25,000,000	25,012,606
0.63%, 6/30/12	10,000,000	10,021,021
		35,033,627
TOTAL U.S. TREASURY OBLIGATIONS		52,531,775

REPURCHASE AGREEMENTS — 25.8%
Counterparty: Bank of Nova Scotia
0.190% dated 1/31/12, due 02/1/12
in the amount of $65,000,343, fully collateralized by a $64,837,000 FNMA, coupon rate 4.60%, maturity 2/17/26, value $66,300,731	65,000,000	65,000,000
Counterparty: Barclays Capital, Inc.
0.180% dated 1/31/12, due 02/1/12
in the amount of $25,000,125, fully collateralized by a $25,266,200 U.S. Treasury obligation, coupon rate 0.63%, maturity 7/15/14, value $25,500,032	25,000,000	25,000,000
Counterparty: Deutsche Bank Securities
0.220% dated 1/31/12, due 02/1/12
in the amount of $59,478,363, fully collateralized by various U.S. Treasury obligations, coupon range 0.00%-5.05%, maturity range 7/25/12-1/26/15, value $60,668,311	59,478,000	59,478,000
Counterparty: RBC Capital Markets Corp.
0.100% dated 1/31/12, due 02/1/12
in the amount of $100,000,278, fully collateralized by a $100,788,600 U.S. Treasury obligation, coupon rate 1.38%, maturity 11/30/18, value $102,000,002	100,000,000	100,000,000
TOTAL REPURCHASE AGREEMENTS		249,478,000

TOTAL INVESTMENTS
(Cost $968,068,770) † — 99.9%		968,068,770
OTHER ASSETS AND LIABILITIES, NET — 0.1%		1,119,101
NET ASSETS — 100.0%		$969,187,871

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(B)	Variable rate security. The rate shown is the current rate on January 31, 2012. Date shown represents the next interest reset date.
(C)	The rate shown is the effective yield at time of purchase.

As of January 31, 2012, all the investments are classified as Level 2. For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 53.5%
U.S. Treasury Bills
0.01%, 2/2/12 (A)	$10,000,000	$9,999,998
0.01%, 2/9/12 (A)	10,000,000	9,999,989
0.01%, 2/16/12 (A)	10,000,000	9,999,956
0.02%, 2/23/12 (A)	10,000,000	9,999,881
0.02%, 3/1/12 (A)	10,000,000	9,999,879
0.06%, 3/8/12 (A)	15,000,000	14,999,145
0.00%, 3/15/12 (A)	10,000,000	9,999,946
0.02%, 3/22/12 (A)	10,000,000	9,999,660
0.03%, 3/29/12 (A)	10,000,000	9,999,612
0.01%, 4/5/12 (A)	20,000,000	19,999,822
0.04%, 4/12/12 (A)	10,000,000	9,999,290
0.01%, 4/19/12 (A)	10,000,000	9,999,903
0.04%, 4/26/12 (A)	10,000,000	9,999,162
0.04%, 5/3/12 (A)	10,000,000	9,998,978
0.04%, 5/10/12 (A)	10,000,000	9,998,900
0.00%, 5/17/12 (A)	10,000,000	9,998,528
0.00%, 5/24/12 (A)	10,000,000	9,998,258
0.03%, 6/7/12 (A)	15,000,000	14,998,412
0.05%, 6/14/12 (A)	20,000,000	19,996,110
0.06%, 6/28/12 (A)	10,000,000	9,997,533
		229,982,962
U.S. Treasury Notes
1.00%, 3/31/12	15,000,000	15,022,017
1.38%, 4/15/12	20,000,000	20,052,937
1.00%, 4/30/12	10,000,000	10,022,440
1.38%, 5/15/12	10,000,000	10,037,182
4.75%, 5/31/12	10,000,000	10,152,399
		65,286,975

TOTAL U.S. TREASURY OBLIGATIONS		295,269,937

REPURCHASE AGREEMENTS — 50.0%
Counterparty: Bank of Nova Scotia
0.170% dated 1/31/12, due 02/1/12
in the amount of $65,000,307, fully collateralized by a $58,708,800 U.S. Treasury obligation, coupon rate 4.00%, maturity 2/15/15, value $66,300,409	65,000,000	65,000,000
Counterparty: Barclays Capital, Inc.
0.180% dated 1/31/12, due 02/1/12
in the amount of $81,421,407, fully collateralized by a $83,137,100 U.S. Treasury obligation, coupon rate 0.00%, maturity 1/10/13, value $83,049,473	81,421,000	81,421,000
Counterparty: RBC Capital Markets Corp.
0.100% dated 1/31/12, due 02/1/12
in the amount of $65,000,181, fully collateralized by a $63,952,400 U.S. Treasury obligation, coupon rate 1.38%, maturity 11/30/15, value $66,300,044	65,000,000	65,000,000
Counterparty: Deutsche Bank Securities
0.200% dated 1/31/12, due 02/1/12
in the amount of $65,000,361, fully collateralized by various U.S. Treasury obligations, coupon range 0.00%-6.75%, maturity range 5/15/12-4/15/32, value $66,300,004	65,000,000	65,000,000

TOTAL REPURCHASE AGREEMENTS		276,421,000

TOTAL INVESTMENTS
(Cost $571,690,937) † — 103.5%		571,690,937

OTHER ASSETS AND LIABILITIES, NET — (3.5)%		(19,307,936)
NET ASSETS — 100.0%		$552,383,001

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.

As of January 31, 2012, all the investments are classified as Level 2. For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Investment Fund • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS ‡ — 69.3%

BANKS — 30.5%
Australia & New Zealand Banking Group Ltd.
2.40%, 1/11/13 (A)	$100,000	$100,796
Bank of Montreal
2.13%, 6/28/13	300,000	305,664
Bank of New York Mellon Corp. MTN
5.13%, 8/27/13	41,000	43,676
5.00%, 3/23/12	20,000	20,131
4.95%, 11/1/12	123,000	127,105
Bank of Nova Scotia
2.38%, 12/17/13	28,000	28,908
2.25%, 1/22/13	220,000	223,682
Northern Trust Corp.
5.50%, 8/15/13	30,000	32,111
5.20%, 11/9/12	59,000	61,031
US Bancorp MTN
2.00%, 6/14/13	300,000	305,947
Wells Fargo & Co.
4.38%, 1/31/13	300,000	311,194
Westpac Banking Corp.
2.25%, 11/19/12	300,000	303,772
		1,864,017
CONSUMER STAPLES — 9.0%
Colgate-Palmolive Co. MTN
5.98%, 4/25/12	156,000	157,923
4.20%, 5/15/13	140,000	146,767
Wal-Mart Stores Inc.
5.00%, 4/5/12	240,000	241,905
		546,595
ENERGY — 4.9%
Shell International Finance BV
4.95%, 3/22/12	137,000	137,862
1.88%, 3/25/13	160,000	162,897
		300,759
FINANCIALS — 14.4%
General Electric Capital Corp. MTN
4.38%, 3/3/12	195,000	195,539
3.50%, 8/13/12	88,000	89,350
John Deere Capital Corp. MTN
2.88%, 6/19/12	100,000	101,063
JPMorgan Chase & Co.
4.75%, 5/1/13	87,000	91,297
4.65%, 6/1/14	96,000	102,984
Toyota Motor Credit Corp. MTN
1.90%, 12/5/12	295,000	298,628
		878,861
HEALTH CARE — 10.5%
Abbott Laboratories
5.15%, 11/30/12	300,000	311,562
AstraZeneca
5.40%, 9/15/12	256,000	263,996
Wyeth
5.50%, 3/15/13	65,000	68,487
		644,045
TOTAL CORPORATE OBLIGATIONS		4,234,277

U.S. TREASURY OBLIGATIONS — 12.2%
U.S. Treasury Bills
0.17%, 7/26/12 (B)	250,000	249,902
0.16%, 6/28/12 to 5/31/12 (B)	500,000	499,874
TOTAL U.S. TREASURY OBLIGATIONS		749,776

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.8%
FEDERAL FARM CREDIT BANK — 3.4%
5.13%, 8/28/13	24,000	25,805
5.05%, 11/25/13	15,000	16,267
4.95%, 4/7/14	25,000	27,489
4.90%, 4/29/14	25,000	27,526
4.71%, 10/18/13	30,000	32,242
4.40%, 4/25/12	10,000	10,100
4.30%, 3/12/14	25,000	27,072
4.15%, 5/15/13	10,000	10,497
3.88%, 7/8/13	15,000	15,765
3.30%, 2/13/12	15,000	15,016
		207,779
FEDERAL HOME LOAN BANK — 2.9%
3.50%, 2/13/12	10,000	10,011
2.85%, 3/27/14	15,000	15,787
2.55%, 1/23/13	50,000	50,906
1.26%, 7/12/12	100,000	100,514
		177,218
TENNESSEE VALLEY AUTHORITY — 0.5%
6.79%, 5/23/12	30,000	30,624

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		415,621

REPURCHASE AGREEMENT — 14.9%
Counterparty: Deutsche Bank Securities
0.220% dated 1/31/12, due 02/1/12
in the amount of $910,006, fully collateralized by a $903,000 FFCB, coupon rate 1.50%, maturity 11/16/15, value $928,731	910,000	910,000

TOTAL REPURCHASE AGREEMENT		910,000

TOTAL INVESTMENTS
(Cost $6,299,972) † — 103.2%		6,309,674
OTHER ASSETS AND LIABILITIES, NET — (3.2)%		(198,602)
NET ASSETS — 100.0%		$6,111,072

†	At January 31, 2012, the tax basis cost of the Fund's investments was $6,299,972 and the unrealized appreciation and depreciation were $10,532 and $(830), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2012, these securities amounted to $100,796 or 1.65% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	The rate shown is the effective yield at time of purchase.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

MTN — Medium Term Note

As of January 31, 2012, all the investments are classified as Level 2. For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 63.6%

BANKS — 20.3%
Bank of America Corp.
7.38%, 5/15/14	$854,000	$921,481
4.88%, 9/15/12	1,302,000	1,326,414
Bank of New York Mellon Corp. MTN
4.95%, 11/1/12	750,000	775,028
Bank of Nova Scotia
2.25%, 1/22/13	250,000	254,184
2.15%, 8/3/16 (A)	500,000	513,409
Barclays Bank
5.45%, 9/12/12	514,000	526,255
Canadian Imperial Bank of Commerce
2.00%, 2/4/13 (A)	1,000,000	1,014,234
Commonwealth Bank of Australia MTN
3.75%, 10/15/14 (A)	1,000,000	1,041,220
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.65%, 8/17/12 (A)	500,000	505,033
Deutsche Bank MTN
4.88%, 5/20/13	408,000	422,301
JPMorgan Chase & Co.
5.38%, 10/1/12	750,000	774,122
Nordea Bank
1.75%, 10/4/13 (A)	500,000	496,207
Royal Bank of Canada MTN
1.13%, 1/15/14	1,250,000	1,258,110
U. S. Bancorp MTN
1.38%, 9/13/13	1,075,000	1,083,681
Wells Fargo & Co.
4.38%, 1/31/13	500,000	518,656
		11,430,335
CONSUMER DISCRETIONARY — 7.6%
Anheuser-Busch Worldwide Inc.
2.50%, 3/26/13	1,000,000	1,018,226
Bottling Group
4.63%, 11/15/12	750,000	774,361
Comcast Cable Communications
7.13%, 6/15/13	900,000	974,637
Comcast Corp.
6.50%, 1/15/15	165,000	189,141
Diageo Capital
5.20%, 1/30/13	500,000	523,558
Home Depot Inc.
5.25%, 12/16/13	750,000	815,186
		4,295,109
CONSUMER STAPLES — 4.4%
Coca-Cola Co.
0.75%, 11/15/13	500,000	503,383
CVS Caremark Corp.
4.88%, 9/15/14	517,000	567,636
Kraft Foods Inc.
6.25%, 6/1/12	95,000	96,639
2.63%, 5/8/13	500,000	509,736
PepsiCo Inc.
3.75%, 3/1/14	750,000	796,198
		2,473,592
ENERGY — 9.9%
Apache Corp.
6.25%, 4/15/12	780,000	788,706
Canadian Natural Resources
5.45%, 10/1/12	500,000	514,909
5.15%, 2/1/13	250,000	260,297
ConocoPhillips
4.75%, 10/15/12	1,100,000	1,133,653
Husky Energy Inc.
5.90%, 6/15/14	200,000	219,356
Kinder Morgan Energy Partners
5.13%, 11/15/14	250,000	269,925
5.00%, 12/15/13	500,000	528,955
Nova Gas Transmission
8.50%, 12/15/12	335,000	357,107
TransCanada PipeLines
8.63%, 5/15/12	1,105,000	1,130,691
3.40%, 6/1/15	350,000	371,585
		5,575,184
FINANCIALS — 10.7%
Caterpillar Financial Services Corp. MTN
6.20%, 9/30/13	381,000	415,425
1.55%, 12/20/13	525,000	533,925
Daimler Finance N.A.
6.50%, 11/15/13	1,025,000	1,113,511
ERP Operating
6.63%, 3/15/12 ‡	725,000	729,959
General Electric Capital Corp. MTN
1.20%, 2/11/12 (B)	1,600,000	1,575,882
0.68%, 2/1/12 (B)	350,000	350,208
John Deere Capital Corp. MTN
1.88%, 6/17/13	500,000	508,773
Metropolitan Life Global Funding I
2.88%, 9/17/12 (A)	800,000	810,230
		6,037,913
HEALTH CARE — 0.4%
Johnson & Johnson
1.20%, 5/15/14	250,000	254,432

INDUSTRIAL — 2.8%
General Dynamics Corp.
1.38%, 1/15/15	510,000	516,126
Raytheon Co.
1.63%, 10/15/15	146,000	148,782
Union Pacific Corp.
5.45%, 1/31/13	495,000	518,626
5.13%, 2/15/14	350,000	377,814
		1,561,348
TELECOMMUNICATION SERVICES — 1.5%
AT&T Inc.
4.95%, 1/15/13	500,000	521,021
Rogers Communications Inc.
6.25%, 6/15/13	300,000	319,469
		840,490

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

January 31, 2012 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
UTILITIES — 6.0%
Consolidated Edison Co. of New York Inc.
4.88%, 2/1/13	$750,000	$780,831
3.85%, 6/15/13	511,000	529,161
Duke Energy Carolinas LLC
5.75%, 11/15/13	500,000	542,620
5.63%, 11/30/12	247,000	257,157
Pacific Gas & Electric Co.
6.25%, 12/1/13	500,000	548,676
Virginia Electric and Power Co.
5.10%, 11/30/12	692,000	717,178
		3,375,623

TOTAL CORPORATE OBLIGATIONS		35,844,026

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 15.4%
FANNIE MAE, MBS POOLS — 8.6%
12.00%, 8/1/16 to 3/1/17 (C)	35,613	38,692
10.00%, 2/1/25 (C)	14,054	16,234
9.50%, 8/1/22 (C)	8,650	9,904
9.00%, 6/1/15 (C)	5,566	5,605
8.50%, 9/1/15 (C)	44,662	48,626
8.00%, 4/1/15 to 1/1/16 (C)	184,268	197,896
7.50%, 7/1/13 to 3/1/31 (C)	118,870	125,838
7.00%, 11/1/14 to 7/1/31 (C)	302,289	329,938
6.50%, 1/1/13 to 11/1/17 (C)	202,176	219,155
6.00%, 4/1/14 to 9/1/24 (C)	1,070,738	1,153,693
5.50%, 6/1/18 to 6/1/24 (C)	1,553,122	1,690,541
5.00%, 3/1/23 (C)	42,967	46,322
4.50%, 5/1/18 to 1/1/19 (C)	691,616	742,004
4.00%, 5/1/23 (C)	216,960	230,500
		4,854,948
FREDDIE MAC, MBS POOLS — 2.6%
12.00%, 7/1/20 (C)	7,186	7,907
9.00%, 6/1/16 (C)	6,609	7,315
8.00%, 5/1/15 to 2/1/17 (C)	52,362	56,541
7.00%, 12/1/14 to 3/1/16 (C)	53,915	57,010
6.50%, 7/1/14 to 2/1/19 (C)	74,726	81,402
6.00%, 8/1/24 (C)	65,838	70,860
5.50%, 4/1/13 to 1/1/21 (C)	838,814	915,595
5.00%, 10/1/23 (C)	156,094	168,429
4.50%, 1/1/25 (C)	94,803	100,943
		1,466,002
GINNIE MAE, MBS POOLS — 4.2%
8.00%, 10/15/25	38,897	40,403
7.50%, 9/15/13	513	513
7.00%, 12/15/23 to 12/15/38	1,017,453	1,143,554
6.50%, 10/15/13 to 7/15/29	106,481	117,047
6.00%, 2/15/14 to 2/15/32	958,204	1,048,359
5.50%, 6/15/14	19,436	21,209
		2,371,085

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		8,692,035

U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Inflation Indexed Bonds
2.00%, 7/15/14	240,036	261,452

U.S. Treasury Note
1.38%, 11/30/15	2,450,000	2,535,559
1.00%, 5/15/14 to 8/31/16	1,750,000	1,780,331
0.50%, 10/15/14	1,325,000	1,332,868
		5,648,758

TOTAL U.S. TREASURY OBLIGATIONS		5,910,210

REGIONAL GOVERNMENT OBLIGATIONS — 8.4%
Province of Manitoba Canada
2.63%, 7/15/15	700,000	738,665
Province of New Brunswick Canada
6.75%, 8/15/13	1,000,000	1,090,960
Province of Nova Scotia Canada
2.38%, 7/21/15	1,000,000	1,048,242
Province of Ontario Canada
3.50%, 7/15/13	500,000	520,032
1.88%, 11/19/12	750,000	758,260
Province of Quebec Canada
4.60%, 5/26/15	500,000	560,090

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		4,716,249

CERTIFICATE OF DEPOSIT — 0.4%
Bank of Nova Scotia
0.78%, 3/5/12	250,000	249,974

TOTAL CERTIFICATE OF DEPOSIT		249,974

REPURCHASE AGREEMENT — 1.1%
Counterparty: Deutsche Bank Securities
0.220% dated 1/31/12, due 02/1/12
in the amount of $608,004, fully collateralized by a $603,000 FFCB, coupon rate 1.50%, maturity 11/16/15, value $620,182	608,000	608,000

TOTAL REPURCHASE AGREEMENT		608,000

TOTAL INVESTMENTS
(Cost $55,436,952 ) † — 99.4%		56,020,494
OTHER ASSETS AND LIABILITIES, NET — 0.6%		339,642
NET ASSETS — 100.0%		$56,360,136

†	At January 31, 2012, the tax basis cost of the Fund's investments was $55,436,952 and the unrealized appreciation and depreciation were $618,935 and $(35,393), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2012, these securities amounted to $4,380,333 or 7.77% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on January 31, 2012. Date shown represents the final maturity date.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

‡	Real Estate Investment Trust

LLC — Limited Liability Company

MTN — Medium Term Note

MBS— Mortgage Backed Security

N.A. — National Association

As of January 31, 2012, all the investments are classified as Level 2. For the period ended January 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Date: March 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Date: March 20, 2012

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Date: March 20, 2012

* Print the name and title of each signing officer under his or her signature.